Debt	12 Months Ended
Dec. 31, 2012
Debt

9. Debt

Our debt, other than related party debt, all of which relates to Alteris, consisted of the following at December 31:

(in thousands, except installment amounts and interest rates)	2012	2011
Notes payable to finance companies for the purchase of vehicles and equipment in 36 to 60 monthly installments totaling $12,162, including interest ranging from 2.9% to 10.35%. The notes are secured by Alteris’ vehicles and equipment	$183	$399
Less – current portion of debt	(114)	(197)

Debt, net of current portion	$69	$202

Maturities of debt for each of the periods ended December 31st are as follows:

(in thousands)	Years Ending December 31,
2013	$114
2014	67
2015	2

$183